Summary of Significant Accounting Policies Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 11,908.7		$ 11,185.1
Accumulated Depreciation	3,568.8		3,488.9
Net property, plant and equipment	8,339.9		7,696.2
Capitalized Computer Software, Gross	37.5		37.5
Capitalized Computer Software, Amortization	$ 9.0		$ 9.4		$ 8.9
McClain Plant [Member]
Property, Plant and Equipment [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share	77.00%	[1]	77.00%	[2]
Property, Plant and Equipment, Gross	$ 226.8	[1]	$ 234.2	[2]
Accumulated Depreciation	71.4	[1]	72.3	[2]
Net property, plant and equipment	155.4	[1]	161.9	[2]
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	$ 0.4		$ 0.2
Redbud Plant [Member]
Property, Plant and Equipment [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share	51.00%	[1],[3]	51.00%	[2],[4]
Property, Plant and Equipment, Gross	$ 496.6	[1],[3]	$ 489.0	[2],[4]
Accumulated Depreciation	136.0	[1],[3]	121.0	[2],[4]
Net property, plant and equipment	360.6	[1],[3]	368.0	[2],[4]
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	7.8		1.8
Amount of Acquisition Adjustments	148.3		148.3
Public Utilities, Property, Plant and Equipment, Amount of Acquisition Adjustments, Related Accumulated Depreciation	50.8		45.3
OGE Energy [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6.1		117.7
Accumulated Depreciation	0.0		103.3
Net property, plant and equipment	6.1		14.4
Capitalized Computer Software, Gross	0.0		1.0
Capitalized Computer Software, Amortization	0.2		1.4		2.0
OGE Energy [Member] | Total Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6.1		117.7
Accumulated Depreciation	0.0		103.3
Net property, plant and equipment	6.1		14.4
OG&E [Member]
Property, Plant and Equipment [Line Items]
Capitalized Computer Software, Gross	37.5		36.5
Capitalized Computer Software, Amortization	8.8		8.0		$ 6.9
OG&E [Member] | Total Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,902.6		11,067.4
Accumulated Depreciation	3,568.8		3,385.6
Net property, plant and equipment	8,333.8		7,681.8
OG&E [Member] | Electric Transmission and Distribution [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,057.1		3,896.2
Accumulated Depreciation	1,259.1		1,221.5
Net property, plant and equipment	2,798.0		2,674.7
OG&E [Member] | Electric Generation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,475.0	[5]	4,155.9	[6]
Accumulated Depreciation	1,493.5	[5]	1,493.3	[6]
Net property, plant and equipment	2,981.5	[5]	2,662.6	[6]
Amount of Acquisition Adjustments	148.3		148.3
Public Utilities, Property, Plant and Equipment, Amount of Acquisition Adjustments, Related Accumulated Depreciation	50.8		45.3
OG&E [Member] | Electric Transmission [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,767.7	[7]	2,548.8	[8]
Accumulated Depreciation	506.5	[7]	481.3	[8]
Net property, plant and equipment	2,261.2	[7]	2,067.5	[8]
Amount of Acquisition Adjustments	3.3		3.3
Amount of Acquistion Adjustments Related Accumulated Amortization	0.6		0.6
OG&E [Member] | Finite-Lived Intangible Assets, Major Class Name [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	181.8		85.0
Accumulated Depreciation	135.8		43.9
Net property, plant and equipment	46.0		41.1
OG&E [Member] | Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	421.0		381.5
Accumulated Depreciation	173.9		145.6
Net property, plant and equipment	$ 247.1		$ 235.9

[1]	Construction work in progress was $0.4 million and $7.8 million for the McClain and Redbud Plants, respectively.
[2]	Construction work in progress was $0.2 million and $1.8 million for the McClain and Redbud Plants, respectively.
[3]	This amount includes a plant acquisition adjustment of $148.3 million and accumulated amortization of $50.8 million.
[4]	This amount includes a plant acquisition adjustment of $148.3 million and accumulated amortization of $45.3 million
[5]	This amount includes a plant acquisition adjustment of $148.3 million and accumulated amortization of $50.8 million.
[6]	This amount includes a plant acquisition adjustment of $148.3 million and accumulated amortization of $45.3 million.
[7]	This amount includes a plant acquisition adjustment of $3.3 million and accumulated amortization of $0.6 million.
[8]	This amount includes a plant acquisition adjustment of $3.3 million and accumulated amortization of $0.6 million